Borrowings - Credit Facilities (Narrative II) (Details Narrative) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended			5 Months Ended		6 Months Ended							7 Months Ended	8 Months Ended			10 Months Ended		12 Months Ended
	Jan. 05, 2022 USD ($)	Feb. 02, 2023 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2021 USD ($)	Apr. 30, 2023 USD ($)	Apr. 26, 2023 USD ($)	May 10, 2021 USD ($)	Jun. 12, 2023 USD ($)	May 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 28, 2023 USD ($)	Jun. 21, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 18, 2021 USD ($)	Jun. 27, 2019 USD ($)	Jul. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)	Aug. 23, 2021 USD ($)	Aug. 31, 2019 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 07, 2021 USD ($)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Long-Term Line of Credit																									$ 908,288	$ 874,038
BNP PARIBAS $40m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Apr. 28, 2021
Proceeds from Lines of Credit									$ 40,000
Long-Term Debt, Description																									to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships.
Maturity date																									second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									2.85%
Prepayments of debt		$ 6,363						$ 6,441
Repayments of Debt																$ 16,651
BNP Paribas $40 million Credit Facility 2023 [Member]
Debt Instrument [Line Items]
Maturity date										second quarter of 2026
Debt Instrument, Description of Variable Rate Basis										Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate										2.50%
Line of Credit Facility, Maximum Borrowing Capacity										$ 40,000
Description of scope, credit facility										to refinance the existing indebtedness of nine of its containerships
Long-Term Line of Credit																									$ 35,834
BNP Paribas, Credit Agricole Corporate and Investment Bank and First-Citizens & Trust Company $107,600 million Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date														second quarter of 2026
Debt Instrument, Description of Variable Rate Basis														Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate														2.50%
Line of Credit Facility, Maximum Borrowing Capacity														$ 107,600
Description of scope, credit facility														to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. On June 26, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $
Long-Term Line of Credit																									$ 93,600
NBG $43 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Jun. 17, 2021
Proceeds from Lines of Credit																	$ 43,000
Long-Term Debt, Description																									to refinance the existing credit facilities of six dry bulk vessels
Prepayments of debt											$ 9,517	$ 19,079								$ 6,019
NBG $77,822 million Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date															second quarter of 2028
Debt Instrument, Description of Variable Rate Basis															SOFR
Debt Instrument, Basis Spread on Variable Rate															2.15%
Line of Credit Facility, Maximum Borrowing Capacity															$ 77,822
Description of scope, credit facility															to refinance the existing indebtedness of ten of its vessels and for general corporate purposes
Long-Term Line of Credit																									$ 72,822
CACIB $52,800 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Jul. 04, 2019
Long-Term Debt, Description																									to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package
Maturity date																									second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									2.75%
Prepayments of debt																					$ 11,404
Repayments of Debt												21,896
Number of loan tranches																									4
Number of vessels released as collateral																									1
CACIB $52,800 million Credit Facility [Member] | Tranche A, B and C [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																						$ 36,516
CACIB $52,800 million Credit Facility [Member] | Tranche D[Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																								$ 16,284
CACIB $58,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Mar. 23, 2021
Proceeds from Lines of Credit						$ 58,000
Long-Term Debt, Description																									to refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior
Maturity date																									first quarter of 2026
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									3.00%
Repayments of Debt												44,400
CACIB $62,400 million Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date													second quarter of 2026
Debt Instrument, Description of Variable Rate Basis													SOFR
Debt Instrument, Basis Spread on Variable Rate													2.50%
Line of Credit Facility, Maximum Borrowing Capacity													$ 62,400
Description of scope, credit facility													to refinance existing indebtedness of seven of its dry bulk vessels
Long-Term Line of Credit																									$ 56,900
ABN $55m Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Mar. 28, 2022
Proceeds from Lines of Credit					$ 55,000
Long-Term Debt, Description																									to refinance the existing indebtedness of three of its vessels and for general corporate purposes
Maturity date																									first quarter of 2027
Debt Instrument, Description of Variable Rate Basis																									Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate																									2.25%
Long-Term Line of Credit																									$ 43,100
BNP Paribas [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									Jun. 26, 2019
Proceeds from Lines of Credit																		$ 48,750
Long-Term Debt, Description																									to refinance the existing facilities of seven containerships
Maturity date																									second quarter
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									3.00%
Prepayments of debt												22,005
Discount																		$ 405
BNP Paribas $96m Loan Facility [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description																									to partially refinance the existing indebtedness of five tanker vessels
Maturity date																									third quarter of 2025
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									2.85%
Prepayments of debt			$ 5,685	$ 16,618								42,196							$ 5,600
Line of Credit Facility, Maximum Borrowing Capacity																									$ 96,000
Line of credit facility issuance date																									August 2021
Description of collateral																									one container vessel
HCOB, Alpha Bank S.A. and NBG $190,216 Loan Facility [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description																									to partially refinance the existing indebtedness of seven tanker vessels
Maturity date																									second quarter of 2025
Debt Instrument, Description of Variable Rate Basis																									Compounded SOFR plus margin ranging from 290 to 350 bps per annum
Prepayments of debt			$ 11,440
Line of Credit Facility, Maximum Borrowing Capacity																											$ 190,216
Long-Term Line of Credit																									$ 114,875
Line of credit facility issuance date																									August 2021
Description of collateral																									two container vessels were added as collaterals
Eurobank Ergasias S.A. $20.8m Loan Facility [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description																									to refinance two LR1s
Maturity date																									second quarter of 2024
Debt Instrument, Description of Variable Rate Basis																									LIBOR plus 300 bps per annum
Prepayments of debt							$ 6,000
Line of Credit Facility, Maximum Borrowing Capacity																												$ 20,800
Line of credit facility issuance date																									June 2020
CACIB and BNPP $105m Credit Facility [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit	$ 105,000
Long-Term Debt, Description																									for the refinancing of seven of its vessels
Maturity date																									fourth quarter of 2024
Debt Instrument, Description of Variable Rate Basis																									LIBOR
Debt Instrument, Basis Spread on Variable Rate																									2.85%
Prepayments of debt												$ 65,340
Repayments of Debt																							$ 10,260
Line of credit facility issuance date																									December 2021